OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
All figures in USD ‘000	2021	2020
Accrued Expenses	4,648	5,689
Other Liabilities	1,056	2,403
Deferred Revenues	1,052	140
Total as of December 31,	6,756	8,232